Debt and Financing Arrangements Short-Term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
Short-term Debt	$ 1,078	$ 35
Short-term Debt, Weighted Average Interest Rate	1.10%	4.00%